Report of Directors Corporate Governance - Fixed Pay (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of base salary received in lieu of pension contributions	10.00%	10.00%
Georges Elhedery
Disclosure of transactions between related parties [line items]
Base salary	$ 1,479	£ 1,500	$ 989
Group income protection (non-taxable)	102		49
Medical insurance (taxable)	25		20
Car and driver (taxable)	18		6
Other benefits	24		22
Total taxable and non-taxable benefits	169		97
Pam Kaur
Disclosure of transactions between related parties [line items]
Base salary	863	£ 875
Group income protection (non-taxable)	62
Medical insurance (taxable)	10
Car and driver (taxable)	38
Other benefits	27
Total taxable and non-taxable benefits	$ 137
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Base salary			1,500
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Base salary			$ 875